MODERN WOODMEN OF AMERICA
Modern Woodmen of America Variable Annuity
Account
Supplement Dated April 13, 2006
to the
Prospectus For
Individual Flexible Premium Deferred Variable Annuity
Certificate (Dated May 1, 2005)

This Supplement supersedes the Supplement regarding the JPMorgan Mid Cap Value Subaccount dated February
23, 2006.

The JPMorgan Mid Cap Value Subaccount ("Mid Cap Value
Subaccount") will not close for investment
(allocation of premium payments and transfers) effective May 1, 2006 as previously reported but will continue to be available for investment.